Intangible Assets and Non-financial Assets Impairment - Summary of Intellectual Property Rights (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Intellectual property rights [line items]
Patent	₩ 895,741	₩ 927,456
Other	1,915	862
Intellectual property rights, net	₩ 897,656	₩ 928,318
Remaining amortaization period	3 years 7 months 6 days	3 years 6 months
Direct additions
Intellectual property rights [line items]
Patent	₩ 198,136	₩ 121,976
Remaining amortaization period	7 years 2 months 12 days	5 years 3 months 18 days
Licenses agreement
Intellectual property rights [line items]
Patent	₩ 697,605	₩ 805,480
Remaining amortaization period	6 years	6 years 2 months 12 days